Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (608,912)	$ (4,729,852)	$ (483,812)	$ (3,842,278)